Principles of Consolidation	3 Months Ended
Mar. 31, 2014
Principles Of Consolidation [Abstract]
PRINCIPLES OF CONSOLIDATION
NOTE 2 – PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the financial statements of YBP, its subsidiaries and operating VIE, in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated on consolidation.

Pursuant to a restructuring plan intended to ensure compliance with applicable PRC laws and regulations (the “Second Restructure”), on November 5, 2010, JSJ entered into a series of contractual arrangements (the “Contractual Arrangements”) with HDS and/or Zhiguo Wang, his wife Guifang Qi and Xingming Han (collectively with Mr. Wang and Madame Qi, the “HDS Shareholders”), as described below:

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Exclusive Business Cooperation Agreement. Pursuant to the Exclusive Business Cooperation Agreement between JSJ and HDS (the “Business Cooperation Agreement”), JSJ has the exclusive right to provide to HDS general business operation services, including advice and strategic planning, as well as consulting services related to technology, research and development, human resources, marketing and other services deemed necessary (collectively, the “Services”). Under the Business Cooperation Agreement, JSJ has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the Business Cooperation Agreement, including but not limited to copyrights, patents, patent applications, software and trade secrets. HDS shall pay to JSJ a monthly consulting service fee (the “Service Fee”) in RMB that is equal to 100% of the monthly net income of HDS. Upon the prior written consent by JSJ, the rate of Service Fee may be adjusted pursuant to the operational needs of HDS. Within 30 days after the end of each month, HDS shall (a) deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the “Monthly Net Income”), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a “Monthly Payment”). Within ninety (90) days after the end of each fiscal year, HDS shall (a) deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year. HDS also granted an irrevocable and exclusive option to JSJ to purchase any and all of the assets of HDS, to the extent permitted under PRC law, at the lowest price permitted by PRC law. Unless earlier terminated in accordance with the provisions of the Business Cooperation Agreement or other agreements separately executed between JSJ and HDS, the Business Cooperation Agreement is for a term of ten years and expires on November 5, 2020; however, the term of the Business Cooperation Agreement may be extended if confirmed in writing by JSJ prior to the expiration of the term thereof. The period of the extended term shall be determined exclusively by JSJ and HDS shall accept such extended term unconditionally. Unless JSJ commits gross negligence, or a fraudulent act, against HDS, HDS shall not terminate the Business Cooperation Agreement prior to the expiration of the term, including any extended term. Notwithstanding the foregoing, JSJ shall have the right to terminate the Business Cooperation Agreement at any time upon giving 30 days’ prior written notice to HDS.

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Exclusive Option Agreement. Under an Exclusive Option Agreement among JSJ, HDS and each HDS Shareholder (individually, an “Option Agreement”), the terms of which are substantively identical to each other, each HDS Shareholder has granted JSJ or its designee the irrevocable and exclusive right to purchase, to the extent permitted under PRC law, all or any part of the HDS Shareholder’s equity interests in HDS (the “Equity Interest Purchase Option”) for RMB 10. If an appraisal is required by PRC laws at the time when and if JSJ exercises the Equity Interest Purchase Option, the parties shall negotiate in good faith and, based upon the appraisal, make a necessary adjustment to the purchase price so that it complies with any and all then applicable PRC laws. Without the consent of JSJ, the HDS Shareholders shall not sell, transfer, mortgage or dispose of their respective shares of HDS stock. Additionally, without the prior consent of JSJ, the HDS Shareholders shall not in any manner supplement, change or amend the articles of association and bylaws of HDS, increase or decrease its registered capital, change the structure of its registered capital in any other manner, or engage in any transactions that could materially affect HDS’ assets, liabilities, rights or operations, including, without limitation, the incurrence or assumption of any indebtedness except incurred in the ordinary course of business, execute any major contract over RMB 500,000, sell or purchase any assets or rights, incur of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of each Option Agreement is ten years commencing on November 5, 2020 and may be extended at the sole election of JSJ.

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Equity Interest Pledge Agreement. In order to guarantee HDS’s performance of its obligations under the Business Cooperation Agreement, each HDS Shareholder, JSJ and HDS entered into an Equity Interest Pledge Agreement (individually, a “Pledge Agreement”), the terms of which are substantially similar to each other. Pursuant to the Pledge Agreement, each HDS Shareholder pledged all of his or her equity interest in HDS to JSJ. If HDS or the HDS Shareholders breach their respective contractual obligations and such breach is not remedied to the satisfaction of JSJ within 20 days after the giving of notice of breach, JSJ, as pledgee, will be entitled to exercise certain rights, including the right to foreclose upon and sell the pledged equity interests. During the term of the Pledge Agreement, the HDS Shareholder shall not transfer his or her equity interest in HDS or place or otherwise permit any other security interest of other encumbrance to be placed on such equity interest. Upon the full payment of the Service Fee under the Business Cooperation Agreement and upon the termination of HDS’s obligations thereunder, the Pledge Agreement shall be terminated.

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Power of Attorney. Under the Power of Attorney executed by each HDS Shareholder (each, a “Power of Attorney”), the terms of which are substantially similar to each other, JSJ has been granted an exclusive, irrevocable power of attorney to take actions in the place and stead of the HDS Shareholders, to act on behalf of the HDS Shareholder as his or her exclusive agent and attorney with respect to all matters concerning the HDS Shareholder’s equity interests in HDS, including without limitation, the right to: 1) attend shareholders’ meetings of HDS; 2) exercise all the HDS Shareholders’ rights, including voting rights under PRC laws and HDS’s Articles of Association, including but not limited to the sale or transfer or pledge or disposition of the HDS Shareholder’s equity interests in HDS in whole or in part; and 3) designate and appoint on behalf of the HDS Shareholders the legal representative, executive director, supervisor, manager and other senior management of HDS.

To the extent that the Contractual Arrangements are enforceable under PRC law, as from time to time interpreted by relevant state agencies, they constitute the valid and binding obligations of each of the parties to each such agreement.

The Company believes that HDS is considered a VIE under ASC 810 “Consolidation”, because the equity investors in HDS no longer have the characteristics of a controlling financial interest, and the Company, through JSJ, is the primary beneficiary of HDS and controls HDS’s operations. Accordingly, HDS has been consolidated as a deemed subsidiary into YBP as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of HDS which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with HDS reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of HDS. JSJ is obligated to absorb a majority of the risk of loss from HDS activities and entitles JSJ to receive a majority of HDS’s expected residual returns. In addition, HDS’s shareholders have pledged their equity interest in HDS to JSJ, irrevocably granted JSJ an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in HDS and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by JSJ. Under the accounting guidance, the Company is deemed to be the primary beneficiary of HDS and the results of HDS are consolidated in the Company’s consolidated financial statements for financial reporting purposes. Accordingly, as a VIE, HDS’s sales are included in the Company’s total sales, its income from operations is consolidated with the Company’s and the Company’s net income includes all of HDS’s net income. The Company does not have any non-controlling interest and, accordingly, did not subtract any net income in calculating the net income attributable to the Company. Because of the Contractual Arrangements, YBP has a pecuniary interest in HDS that requires consolidation of HDS’s financial statements with those of the Company.

Additionally, pursuant to ASC 805, as YBP and HDS are under the common control of the HDS Shareholders, the Second Restructure was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Second Restructure, whereby the assets and liabilities of the Company are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods presented, with the results of the Company being consolidated from the date of the Second Transfer Agreement. The accounts of HDS are consolidated in the accompanying financial statements.

As of March 31, 2014, the Company agreed to waive all management fees to be payable by HDS and the Company expects to waive such management fees in the near future due to a need of working capital in HDS to expand HDS’s operations.

The Company is principally engaged in (1) processing and selling yew raw materials used in the manufacture of traditional Chinese medicine (“TCM”); (2) growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and (3) manufacturing and selling furniture and handicrafts made of yew tree timber. The Company is located in Harbin, Heilongjiang Province, China.

YBP has no direct or indirect legal or equity ownership interest in HDS. However, through the Contractual Arrangements, the stockholders of HDS have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in HDS to JSJ, our indirect, wholly-owned subsidiary. YBP is deemed to be the primary beneficiary of HDS and the financial statements of HDS are consolidated in the Company’s consolidated financial statements. At March 31, 2014 and December 31, 2013, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the Company’s variable interest in the VIE was as follows:

Assets	March 31, 2014	December 31, 2013
Cash	$84,695	$1,146,546
Accounts receivable	1,837,401	418,875
Accounts receivable – related party	339,044	377,821
Due from related party	58,400	-
Inventories (current and long-term)	11,584,819	11,334,233
Prepaid expenses and other assets	13,646	2,388
Prepaid expenses - related parties	26,353	33,213
Property and equipment, net	918,823	966,148
Land use rights and yew forest assets, net	20,048,846	20,953,562
Total assets of VIE	$34,912,027	$35,232,786
Liabilities
Accrued expenses and other payables	$85,334	16,294
Taxes payable	716	9,924
Due to VIE holding companies	1,659,586	1,703,324
Due to related parties	3,380,613	4,804,661
Total liabilities of VIE	$5,126,249	$6,534,203

The assets and liabilities in the table above are held in HDS, the VIE. The creditors of HDS have legal recourse only to the assets of HDS and do not have such recourse to the Company. In addition, HDS’ assets are generally restricted only to pay such liabilities. Thus, the Company’s maximum legal exposure to loss related to the VIE is significantly less than the carrying value of the HDS assets due to outstanding intercompany liabilities. Restricted net assets of the VIE shall mean that amount of our proportionate share of net assets of HDS (after intercompany eliminations) which as of the end of the most recent fiscal year and most recent reporting balance sheet date may not be transferred to the parent company by the VIE in the form of loans, advances or cash dividends without the consent of a third party (e.g. lender, regulatory agency, foreign government).